9. Provision For Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Deferred tax assets
	March 31,
	2013	2012
Net operating losses	$10,300,000	$7,700,000
Valuation allowance	(10,300,000)	(7,700,000)
	$-	$-

Reconciliation of the Company’s effective tax rate as a percentage of income before taxes and federal statutory rate
	2013	2012

Federal statutory rate	(34.0)%	(34.0)%
State income taxes, net of federal benefits	3.3	3.3
Valuation allowance	30.7	30.7
	0%	0%